Share based compensation (Tables)	12 Months Ended
Dec. 31, 2023
Share based compensation [Abstract]
Share-based Compensation Plans Outstanding
The following table summarizes the share option awards outstanding as of December 31, 2023, 2022 and 2021:

	Average exercise price per share in USD	Number of awards	Weighted average remaining life in years
At December 31, 2020	—	—	—
Granted	15.80	157,187	7.62
At December 31, 2021	15.80	157,187	7.62
Granted	14.10	304,409	7.41
At December 31, 2022	15.32	461,596	7.14
Granted	5.41	440,719	7.05
Forfeited	12.02	(104,299)	6.77
Exercised	2.05	(7,296)	5.74
At December 31, 2023(1)	10.35	790,720	6.57

Weighted-average Assumptions
The fair values of the options granted during the years ended December 31, 2023, 2022 and 2021 were determined on the date of the grant using the following assumptions:

	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2021
Share price, in USD	5.32 – 13.15	9.46 – 19.42	15.00 – 23.74
Strike price, in USD – employees (weighted average)	5.66	14.10	18.45
Strike price, in USD – non-executive directors	0.025	—	2.05
Expected volatility	83% - 88%	87% - 92%	90% - 95%
Award life (weighted average)	5.6	6	5.95
Expected dividends	—	—	—
Risk-free interest rate	3.50% - 4.77%	1.74% - 3.69%	0.97% - 1.25%